Revenues (Tables)	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Schedule of Revenue by Payor Type	The following tables set forth revenue by payor type for the years ended December 31, 2024, 2023 and 2022 (in millions):

	Pharmacy Solutions
	For the Years Ended December 31,
	2024		2023		2022
	Revenue	% of Revenue	Revenue	% of Revenue	Revenue	% of Revenue
Commercial insurance	$2,360.0	23.4%	$1,657.7	21.6%	$1,339.4	20.2%
Medicaid	829.1	8.2%	656.1	8.5%	517.1	7.8%
Medicare A	546.4	5.4%	549.3	7.1%	481.2	7.2%
Medicare B	70.3	0.7%	61.2	0.8%	42.1	0.6%
Medicare C	1,547.1	15.4%	1,384.3	18.0%	1,243.5	18.7%
Medicare D	3,202.0	31.8%	2,031.9	26.4%	1,482.4	22.4%
Private & other	199.4	2.0%	182.0	2.4%	158.7	2.4%
	$8,754.3	86.9%	$6,522.5	84.8%	$5,264.4	79.3%

	Provider Services
	For the Years Ended December 31,
	2024		2023		2022
	Revenue	% of Revenue	Revenue	% of Revenue	Revenue	% of Revenue
Commercial insurance	$168.1	1.7%	$152.5	2.0%	$129.7	2.0%
Medicaid	337.4	3.3%	323.0	4.2%	311.6	4.7%
Medicare A	453.2	4.5%	409.3	5.3%	456.9	6.9%
Medicare B	25.6	0.3%	21.6	0.3%	15.4	0.2%
Medicare C	117.9	1.2%	66.1	0.9%	9.0	0.1%
Private & other	215.7	2.1%	196.0	2.5%	175.8	2.7%
	$1,317.9	13.1%	$1,168.5	15.2%	$1,098.4	16.6%

	Other
	For the Years Ended December 31,
	2024		2023		2022
	Revenue	% of Revenue	Revenue	% of Revenue	Revenue	% of Revenue
Department of Labor	$—	—	$—	—	$273.4	4.1%
Private & other	—	—	—	—	1.3	0.0%
	$—	—	$—	—	$274.7	4.1%

	Consolidated
	For the Years Ended December 31,
	2024		2023		2022
	Revenue	% of Revenue	Revenue	% of Revenue	Revenue	% of Revenue
Commercial insurance	$2,528.1	25.1%	$1,810.2	23.6%	$1,469.1	22.2%
Medicaid	1,166.5	11.5%	979.1	12.7%	828.7	12.5%
Medicare A	999.6	9.9%	958.6	12.4%	938.1	14.1%
Medicare B	95.9	1.0%	82.8	1.1%	57.5	0.8%
Medicare C	1,665.0	16.6%	1,450.4	18.9%	1,252.5	18.8%
Medicare D	3,202.0	31.8%	2,031.9	26.4%	1,482.4	22.4%
Department of Labor	—	—	—	—	273.4	4.1%
Private & other	415.1	4.1%	378.0	4.9%	335.8	5.1%
	$10,072.2	100.0%	$7,691.0	100.0%	$6,637.5	100.0%